Cash And Cash Equivalent (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Schedule of Detailed Information About Cash And Cash Equivalents

Cash and Cash Equivalent is as follows:

	June 30, 2020	December 31, 2019
Cash and banks	2,872,297	3,110,220
Certificate of Bank Deposits (a)	766,703	211,261
Repurchase agreements (b)	1,181,116	1,192,101
	4,820,116	4,513,582

(a)     As of June 30, 2020, investments in Certificate of Bank Deposits (“CDB”) are remunerated at an average rate of 102.7% of CDI with daily maturities redeemable with the issuer itself, without significant loss of value.

(b)   Repurchase operations are securities issued by banks with a commitment by the bank to repurchase them, and by the client to resell them, at defined rates and within a predetermined term, backed by public or private securities, depending on bank availabilities and registered with the CETIP. On June 30, 2020, repurchase operations are remunerated at an average rate of 103.8% of CDI (106.9% of the CDI on December 31, 2019).